Consolidated Statements of Cash Flows (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income	803	745
Environmental expenditures	(16)	(18)
Adjustments for non-cash items:
Depreciation and amortization (excluding removal costs)	597	589
Regulatory assets and liabilities	3	12
Deferred income taxes	(2)	(9)
Other	8	6
Changes in non-cash balances related to operations	11	(31)
Net cash from operating activities	1,404	1,294
Financing activities
Long-term debt issued	1,185	1,085
Long-term debt retired	(600)	(600)
Dividends paid	(218)	(370)
Change in bank indebtedness	(11)	3
Other	(5)	(1)
Net cash from financing activities	351	117
Investing activities
Property, plant and equipment	(1,333)	(1,373)
Intangible assets	(79)	(90)
Other	27	19
Net cash used in investing activities	(1,385)	(1,444)
Net change in cash and cash equivalents	370	(33)
Cash and cash equivalents, beginning of year	195	228
Cash and cash equivalents, end of year	565	195